Organization and Description of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Global-E Online Ltd. was incorporated on February 21, 2013 under the laws of the state of Israel and commenced operations at that time.

The company and its subsidiaries (together, "Global-E", the "Company") offer a leading platform to enable and accelerate global, direct-to-consumer (“D2C”) cross-border e-commerce. The platform was purpose-built for international shoppers to buy seamlessly online and for merchants to sell from, and to, anywhere in the world. The Company’s platform localizes the shopper experience in effort to make international transactions as seamless as domestic ones. The platform increases the conversion of international traffic into sales by removing much of the complexity associated with international e-commerce. The platform provides an integrated solution that creates a localized and frictionless shopper experience and is simple to manage, flexible to adjust and smart in its local market insights and best practices. The vast capabilities of the Company’s end-to-end platform include interaction with shoppers in their native languages, market-adjusted pricing, payment options tailored to local market preferences, compliance with local consumer regulations and requirements such as customs duties and taxes, shipping services, after-sales support and returns management. These elements are unified under the Global-e platform to enhance the shopper experience and enable merchants to capture the cross-border opportunity.

On January 3, 2022, the Company completed the acquisition of Flow Inc and its subsidiaries (“Flow”) (“Flow Acquisition”). Flow’s technology is a software solution for emerging brands to accelerate and optimize their global expansion and drive cross-border sales in over 200 countries worldwide. The solution allows merchants to use the tools and services they need — whether it is localization, experience optimization, currency exchange, and payments, or Flow’s global infrastructure for shipping and tax and duty compliance. Flow was founded in 2015 and is based in Hoboken, NJ with a globally distributed workforce.

On July 1, 2022, the Company completed the acquisition of Borderfree Inc , Borderfree UK and Pitney Bowes Payco Ireland and their subsidiaries (“Borderfree”) (“Borderfree Acquisition”). Borderfree’s technology provides an end-to-end solution to individual retailers to facilitate international cross-border e-commerce transactions for consumer goods between such individual retailers and their consumers located in different countries, from initial consumer orders to the ultimate delivery to the consignee.

The Flow and Borderfree acquisitions were accounted for by the purchase method of accounting, and, accordingly, the purchase price has been allocated according to the fair value of the assets acquired and liabilities assumed (See Note 6).